Note 14 - Shareholders' Equity (Details) - Effects of changes in IIJ’s ownership interest in its subsidiaries in the Company’s shareholder’s equity In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Effects of changes in IIJ’s ownership interest in its subsidiaries in the Company’s shareholder’s equity [Abstract]
Net income attributable to IIJ	$ 56,294	¥ 5,300,654	¥ 3,640,963	¥ 3,203,368
Transfers to the noncontrolling interests
Decrease in additional paid-in capital for purchase of Trust Networks and GDX common shares			(85,437)	(147,346)
Change from net income attributable to IIJ and transfers to noncontrolling interests	$ 56,294	¥ 5,300,654	¥ 3,555,526	¥ 3,056,022